OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure Of Operating Expenses Before Credit Impairment Charges Provisions And Charges	For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Staff costs:
Wages and salaries	799	882	854
Performance-related payments	176	166	164
Social security costs	131	123	116
Pension costs - defined contribution plans	75	79	71
Pension costs - defined benefit plans	8	13	13
Other share-based payments	15	4	4
Other personnel costs	26	33	42
	1,230	1,300	1,264
Other administration expenses	939	974	931
Depreciation, amortisation and impairment	325	303	290
	2,494	2,577	2,485

Summary of Deferred Performance Awards	Performance-related
payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2025			Costs expected to be recognised in 2026 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	9	11	5	5	10
Shares	3	8	11	4	4	8
	5	17	22	9	9	18

Disclosure of Amount of Bonus Awarded to Employees	The following table shows the amount of bonus awarded to employees for the performance year 2025. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Cash award - not deferred	145	142	—	—	145	142
–deferred	11	8	10	14	21	22
Shares award - not deferred	9	9	—	—	9	9
–deferred	11	7	8	13	19	20
Total discretionary bonus	176	166	18	27	194	193